IFRS 7 - Disclosure - Market Risk - Summary of Stressed Value At Risk by Trading Activities (Detail) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2020	Oct. 31, 2019	Jan. 31, 2019
Market Risk [line items]
Stressed total VaR (one-day measure)	$ 23.9	$ 21.0	$ 10.7
Interest rate risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	23.0	26.4	17.6
Credit risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	8.8	11.1	10.0
Equity price risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	3.0	2.2	3.4
Foreign exchange risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	12.0	6.5	8.2
Commodity price risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	4.4	11.9	2.3
Debt specific risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	5.1	4.9	5.9
Risk diversification effect [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	(32.4)	(42.0)	(36.7)
High risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	31.2
High risk [member] | Interest rate risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	41.0
High risk [member] | Credit risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	12.2
High risk [member] | Equity price risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	4.8
High risk [member] | Foreign exchange risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	22.0
High risk [member] | Commodity price risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	10.9
High risk [member] | Debt specific risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	6.0
Low risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	7.4
Low risk [member] | Interest rate risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	16.2
Low risk [member] | Credit risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	7.5
Low risk [member] | Equity price risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	0.8
Low risk [member] | Foreign exchange risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	4.2
Low risk [member] | Commodity price risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	3.3
Low risk [member] | Debt specific risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	4.2
Average risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	19.0	14.6	18.1
Average risk [member] | Interest rate risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	27.8	23.8	15.8
Average risk [member] | Credit risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	10.0	9.7	13.6
Average risk [member] | Equity price risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	2.2	4.0	5.2
Average risk [member] | Foreign exchange risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	11.1	10.1	7.3
Average risk [member] | Commodity price risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	6.5	8.0	2.6
Average risk [member] | Debt specific risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	5.0	5.5	6.0
Average risk [member] | Risk diversification effect [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	$ (43.6)	$ (46.5)	$ (32.4)